UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Short-Term Bond Fund

Z Class (TRZOX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,003	9,989	9,995
5/31/21	10,026	9,975	10,011
8/31/21	10,045	10,138	10,012
11/30/21	10,000	10,077	9,963
2/28/22	9,871	9,725	9,833
5/31/22	9,707	9,154	9,707
8/31/22	9,639	8,970	9,614
11/30/22	9,537	8,783	9,563
2/28/23	9,636	8,779	9,586
5/31/23	9,763	8,958	9,729
8/31/23	9,831	8,863	9,765
11/30/23	9,994	8,887	9,905
2/29/24	10,166	9,071	10,025
5/31/24	10,263	9,075	10,105

202405-3565004, 202407-3567301

F1417-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Short-Term Bond Fund (Z Class)	5.12%	0.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	0.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881
Investment Advisory Fees Paid (000s)	$12,879
Portfolio Turnover Rate	92.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Z Class (TRZOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Short-Term Bond Fund

Investor Class (PRWBX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$48	0.47%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,016	10,090	10,007
2014	10,028	10,192	10,042
2015	10,018	10,318	10,052
2015	10,075	10,303	10,091
2015	10,048	10,247	10,088
2015	10,065	10,291	10,095
2016	10,061	10,473	10,143
2016	10,143	10,612	10,187
2016	10,225	10,859	10,239
2016	10,201	10,514	10,204
2017	10,244	10,621	10,247
2017	10,288	10,780	10,288
2017	10,356	10,912	10,331
2017	10,336	10,852	10,294
2018	10,318	10,674	10,260
2018	10,349	10,739	10,304
2018	10,410	10,798	10,347
2018	10,428	10,707	10,381
2019	10,561	11,013	10,519
2019	10,724	11,426	10,686
2019	10,861	11,896	10,825
2019	10,903	11,862	10,857
2020	11,081	12,299	11,033
2020	11,095	12,502	11,174
2020	11,310	12,666	11,222
2020	11,380	12,726	11,236
2021	11,445	12,470	11,246
2021	11,459	12,452	11,264
2021	11,468	12,655	11,265
2021	11,405	12,579	11,210
2022	11,245	12,140	11,064
2022	11,045	11,428	10,922
2022	10,955	11,198	10,817
2022	10,826	10,964	10,760
2023	10,926	10,960	10,786
2023	11,058	11,183	10,947
2023	11,121	11,064	10,987
2023	11,293	11,094	11,144
2024	11,474	11,324	11,280
2024	11,570	11,329	11,369

202405-3565004, 202407-3567301

F55-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	4.63%	1.53%	1.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881
Investment Advisory Fees Paid (000s)	$12,879
Portfolio Turnover Rate	92.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Investor Class (PRWBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Short-Term Bond Fund

Advisor Class (PASHX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$80	0.78%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,009	10,090	10,007
2014	10,014	10,192	10,042
2015	9,996	10,318	10,052
2015	10,024	10,303	10,091
2015	10,012	10,247	10,088
2015	10,000	10,291	10,095
2016	9,988	10,473	10,143
2016	10,085	10,612	10,187
2016	10,138	10,859	10,239
2016	10,105	10,514	10,204
2017	10,140	10,621	10,247
2017	10,197	10,780	10,288
2017	10,234	10,912	10,331
2017	10,208	10,852	10,294
2018	10,183	10,674	10,260
2018	10,227	10,739	10,304
2018	10,257	10,798	10,347
2018	10,289	10,707	10,381
2019	10,390	11,013	10,519
2019	10,564	11,426	10,686
2019	10,695	11,896	10,825
2019	10,726	11,862	10,857
2020	10,893	12,299	11,033
2020	10,921	12,502	11,174
2020	11,124	12,666	11,222
2020	11,184	12,726	11,236
2021	11,215	12,470	11,246
2021	11,243	12,452	11,264
2021	11,219	12,655	11,265
2021	11,172	12,579	11,210
2022	11,008	12,140	11,064
2022	10,805	11,428	10,922
2022	10,711	11,198	10,817
2022	10,579	10,964	10,760
2023	10,672	10,960	10,786
2023	10,793	11,183	10,947
2023	10,846	11,064	10,987
2023	11,005	11,094	11,144
2024	11,172	11,324	11,280
2024	11,257	11,329	11,369

202405-3565004, 202407-3567301

F255-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	4.30%	1.28%	1.19%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881
Investment Advisory Fees Paid (000s)	$12,879
Portfolio Turnover Rate	92.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Advisor Class (PASHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Short-Term Bond Fund

I Class (TBSIX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$35	0.34%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by a rally in rates and credit spreads near the end of 2023.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Bond Index, as corporate credit spreads tightened. Out-of-benchmark allocations to residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities also contributed as the securitized sectors benefited from the rally in U.S. Treasury yields and strong investor demand.

  Allocations along the yield curve slightly hindered relative performance. An overweight to the five-year key rate detracted as the yield on the five-year U.S. Treasury note ended the period higher.

  The fund seeks to provide a high level of income with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative positions. We focused on additions in securitized sectors, notably ABS, and our allocation in those sectors ended higher.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	500,608	509,869	503,216
5/31/16	505,905	516,654	505,374
8/31/16	510,175	528,657	507,963
11/30/16	509,081	511,904	506,252
2/28/17	511,307	517,084	508,347
5/31/17	514,749	524,810	510,397
8/31/17	517,127	531,261	512,539
11/30/17	516,283	528,358	510,683
2/28/18	515,529	519,696	509,027
5/31/18	517,220	522,844	511,194
8/31/18	520,411	525,686	513,327
11/30/18	521,440	521,267	515,007
2/28/19	528,222	536,169	521,852
5/31/19	537,641	556,308	530,120
8/31/19	543,484	579,161	537,040
11/30/19	545,662	577,518	538,611
2/29/20	554,699	598,808	547,343
5/31/20	556,714	608,687	554,359
8/31/20	567,639	616,653	556,720
11/30/20	570,104	619,583	557,419
2/28/21	573,436	607,093	557,939
5/31/21	574,251	606,223	558,793
8/31/21	574,793	616,133	558,889
11/30/21	572,938	612,437	556,141
2/28/22	565,064	591,041	548,904
5/31/22	554,083	556,379	541,862
8/31/22	549,733	545,179	536,653
11/30/22	544,691	533,802	533,800
2/28/23	549,860	533,580	535,102
5/31/23	556,668	544,457	543,074
8/31/23	560,035	538,674	545,066
11/30/23	567,593	540,100	552,879
2/29/24	576,866	551,334	559,612
5/31/24	583,173	551,565	564,038

202405-3565004, 202407-3567301

F442-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/2015
Short-Term Bond Fund (I Class)	4.76%	1.64%	1.84%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.17
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.86	1.25	1.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,686,925
Number of Portfolio Holdings	881
Investment Advisory Fees Paid (000s)	$12,879
Portfolio Turnover Rate	92.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	9.7
A Rated	20.7
BBB Rated	25.1
BB Rated and Below	0.1
Not Rated	2.7
U.S. Government Agency Securities	4.5
U.S. Treasury Securities	20.9
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	2.6
U.S. Treasury Inflation-Indexed Notes	1.0
Government National Mortgage Assn.	1.0
AbbVie	0.8
Crown Castle	0.8
Federal Home Loan Mortgage	0.8
JPMorgan Chase	0.8
CarMax Auto Owner Trust	0.8
Verus Securitization Trust	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

I Class (TBSIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund –
.
PASHX Short-Term Bond Fund–
.
Advisor Class
TBSIX Short-Term Bond Fund–
.
I Class
TRZOX Short-Term Bond Fund–
.
Z Class
T. ROWE PRICE Short-Term Bond Fund
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T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.50 $ 4.61 $ 4.84 $ 4.76 $ 4.71
Investment activities
Net investment income
(1)(2)
0.16 0.11 0.06 0.08 0.11
Net realized and unrealized
gain/loss 0.04 (0.11) (0.23) 0.08 0.05
Total from investment activities 0.20 — (0.17) 0.16 0.16
Distributions
Net investment income (0.16) (0.11) (0.06) (0.06) (0.11)
Tax return of capital — — — (0.02) —
Total distributions (0.16) (0.11) (0.06) (0.08) (0.11)
NET ASSET VALUE
End of period $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.76
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.63% 0.11% (3.61)% 3.28% 3.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.46% 0.44% 0.44% 0.44%
Net expenses after waivers/
payments by Price Associates 0.47% 0.46% 0.44% 0.44% 0.44%
Net investment income 3.62% 2.51% 1.16% 1.56% 2.35%
Portfolio turnover rate 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of period (in
millions) $1,329 $1,524 $1,856 $3,588 $4,298
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.51 $ 4.62 $ 4.85 $ 4.77 $ 4.71
Investment activities
Net investment income
(1)(2)
0.15 0.10 0.04 0.06 0.10
Net realized and unrealized
gain/loss 0.04 (0.11) (0.23) 0.08 0.06
Total from investment activities 0.19 (0.01)
(3)
(0.19) 0.14 0.16
Distributions
Net investment income (0.15) (0.10) (0.04) (0.04) (0.10)
Tax return of capital — — — (0.02) —
Total distributions (0.15) (0.10) (0.04) (0.06) (0.10)
NET ASSET VALUE
End of period $ 4.55 $ 4.51 $ 4.62 $ 4.85 $ 4.77
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
4.30% (0.11)% (3.89)% 2.95% 3.38%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.70% 0.74% 0.76% 0.73%
Net expenses after waivers/
payments by Price Associates 0.78% 0.70% 0.74% 0.76% 0.73%
Net investment income 3.31% 2.26% 0.87% 1.24% 2.06%
Portfolio turnover rate 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of period (in
thousands) $6,947 $8,050 $9,706 $22,646 $27,362
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 4.51 $ 4.61 $ 4.84 $ 4.77 $ 4.72
Investment activities
Net investment income
(1)(2)
0.17 0.12 0.06 0.08 0.12
Net realized and unrealized
gain/loss 0.04 (0.10) (0.23) 0.07 0.05
Total from investment activities 0.21 0.02 (0.17) 0.15 0.17
Distributions
Net investment income (0.17) (0.12) (0.06) (0.06) (0.12)
Tax return of capital — — — (0.02) —
Total distributions (0.17) (0.12) (0.06) (0.08) (0.12)
NET ASSET VALUE
End of period $ 4.55 $ 4.51 $ 4.61 $ 4.84 $ 4.77
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.76% 0.47% (3.51)% 3.15% 3.55%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.34% 0.33% 0.34% 0.36% 0.35%
Net expenses after waivers/
payments by Price Associates 0.34% 0.33% 0.34% 0.36% 0.35%
Net investment income 3.77% 2.66% 1.31% 1.56% 2.43%
Portfolio turnover rate 92.3% 50.6% 70.1% 49.4% 70.2%
Net assets, end of period (in
millions) $3,041 $2,971 $3,183 $2,228 $933
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.50 $ 4.61 $ 4.84 $ 4.85
Investment activities
Net investment income
(2)(3)
0.19 0.13 0.08 0.02
Net realized and unrealized gain/loss 0.04 (0.11) (0.23) (0.01)
(4)
Total from investment activities 0.23 0.02 (0.15) 0.01
Distributions
Net investment income (0.19) (0.13) (0.08) —
(5)
Tax return of capital — — — (0.02)
Total distributions (0.19) (0.13) (0.08) (0.02)
NET ASSET VALUE
End of period $ 4.54 $ 4.50 $ 4.61 $ 4.84
T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
5.12% 0.58% (3.18)% 0.26%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.31% 0.31% 0.32% 0.34%
(7)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(7)
Net investment income 4.19% 2.95% 1.62% 1.69%
(7)
Portfolio turnover rate 92.3% 50.6% 70.1% 49.4%
Net assets, end of period (in thousands) $310,323 $150,111 $201,043 $244,089
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized
T. ROWE PRICE Short-Term Bond Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  18.7%
Car Loan  5.5%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 1,052 1,053
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,957
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  13,509 13,440
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 6,213
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,766
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,168
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 2,843 2,831
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,818
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,052
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,441
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 2,961 2,970
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,190
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  1,595 1,593
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,054
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,536
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  8,020 8,232
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,218
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  1,845 1,829
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,588
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 403
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 315 304
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,369
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 10,354 10,335
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,081
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,437
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 490
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 13,020
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  1,290 1,301
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,474
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,140 5,015
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,333
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,634
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 2,963
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,311
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,372
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 10,035
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,404
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  7,165 7,180
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,100 1,100
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 625
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 980
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,344
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 247 244
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 1,676 1,672
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 806 805
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 1,272 1,277
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 1,140 1,142
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 1,251 1,247
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 2,565 2,559
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 4,150 4,148
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 2,860 2,779
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 11,230 10,894
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 9,082
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 84 83
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 1,795 1,791
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 1,715 1,708
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,643
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 1,981
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 648
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A4
5.26%, 8/20/30 (1) 1,820 1,815
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 314 315
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 7,930 7,916
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,011
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  3,591 3,556
255,775
Other Asset-Backed Securities  11.7%
AllegroX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.177%, 10/16/31 (1) 15,245 15,268
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 2,155 2,146
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 1,515 1,506
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/22/30 (1) 9,313 9,317
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/31 (1) 11,389 11,402
Atrium XIII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.476%, 11/21/30 (1) 11,301 11,306
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 6,900 6,920
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.65%, 4/15/34 (1) 2,280 2,285
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/30 (1) 9,285 9,308
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.522%, 11/15/30 (1) 11,524 11,540
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,128 1,084
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.69%, 7/15/33 (1) 10,480 10,499
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.64%, 7/15/33 (1) 15,375 15,403
CNH Equipment Trust
Series 2024-B, Class A3
5.19%, 9/17/29  2,980 2,979
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  2,630 2,632
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 1,380 1,305
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 11,760 10,826
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 832
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 1,215 1,216
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,186
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,728
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,704
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 459
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 10,498 10,337
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 1,587 1,540
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,989 2,838
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 9,145 9,154
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,638 1,564
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,819 1,830
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 2,469 2,489
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,497
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,078
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,110 5,896
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,041 2,873
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 8,054 7,223
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 2,110 1,790
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 445 426
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 916 877
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 649 617
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 1,351 1,293
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 7,375 7,391
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 1,375 1,392
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 3,915 3,869
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,910
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,316
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,454
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,087
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,253
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.556%, 7/27/31 (1) 10,380 10,369
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.136%, 7/27/31 (1) 7,810 7,833
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.377%, 10/20/29 (1) 5,240 5,240
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.127%, 10/18/30 (1) 12,700 12,684
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 13,845 13,866
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.486%, 4/20/32 (1) 745 741
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.785%, 1/25/32 (1) 7,884 7,903
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 7/20/30 (1) 8,529 8,508
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.599%, 7/16/31 (1) 3,992 3,994
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.525%, 1/20/32 (1) 14,538 14,565
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 3,670 3,678
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.977%, 10/18/33 (1) 5,500 5,516
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,318
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 724 686
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 432 401
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 7,848 7,737
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 1,249 1,268
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 712 721
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.989%, 10/18/30 (1) 7,575 7,587
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.578%, 1/20/32 (1) 14,306 14,331
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.616%, 4/22/29 (1) 5,790 5,800
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.879%, 7/15/33 (1) 6,040 6,041
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.14%, 7/15/30 (1) 5,510 5,521
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/30 (1) 11,150 11,168
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 1,049 1,029
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 4,964
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 366 366
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,689
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,582
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 522
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.53%, 7/30/31 (1) 8,056 8,068
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.475%, 1/20/31 (1) 12,686 12,715
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 695 694
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 1,869 1,800
Progress Residential Trust
Series 2020-SFR3, Class C
1.695%, 10/17/27 (1) 2,000 1,885
Romark
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 7/25/31 (1)(2) 13,080 13,080
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 7,335 7,326
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 1,228 1,223
Sierra Timeshare Receivables Funding
Series 2019-2A, Class B
2.82%, 5/20/36 (1) 233 232
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,873 1,853
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 760 740
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.035%, 10/25/29 (1) 11,545 11,471
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.61%, 1/15/34 (1) 3,436 3,445
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.666%, 4/20/33 (1) 4,230 4,235
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.525%, 10/20/30 (1) 14,113 14,155
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 22,430 22,487
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,405 3,290
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/28 (1) 6,225 6,107
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 11,805 11,805
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 4,975 4,976
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,545 1,546
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/31 (1) 10,460 10,447
549,053
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  1.3%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 3,230 3,032
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 1,759 1,712
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 3,232 3,067
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 4,887 4,582
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,821 1,682
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 12,391 11,484
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,938 1,773
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,109 1,904
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,283 1,154
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,092 1,003
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.795%, 3/22/32  2,173 2,099
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.179%, 3/26/68 (1) 1,295 1,288
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 7,525 6,799
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 2,589 2,362
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 699 686
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M TSFR + 1.214%, 6.531%, 9/15/34 (1) 990 991
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 6.151%, 1/15/37 (1) 4,279 4,262
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,359 1,240
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 5,060 4,593
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 6,731 6,085
61,798
Whole Business  0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 9,280 9,363
9,363
Total Asset-Backed Securities
(Cost $881,426) 875,989
CORPORATE BONDS  44.1%
FINANCIAL INSTITUTIONS  16.4%
Banking  11.4%
American Express, 2.25%, 3/4/25  12,785 12,479
American Express, VR, 5.098%, 2/16/28 (3) 2,625 2,607
American Express, VR, 5.532%, 4/25/30 (3) 5,175 5,212
Banco Santander, 3.496%, 3/24/25  8,200 8,065
Banco Santander, VR, 5.552%, 3/14/28 (3) 4,000 3,963
Banco Santander, VR, 5.742%, 6/30/24 (3) 3,000 2,999
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,962
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,856
Bank of America, VR, 1.734%, 7/22/27 (3) 5,125 4,712
Bank of America, VR, 3.384%, 4/2/26 (3) 7,560 7,412
Bank of America, VR, 5.08%, 1/20/27 (3) 3,965 3,942
Bank of Montreal, 3.70%, 6/7/25  10,110 9,924
Bank of Montreal, 5.30%, 6/5/26  5,440 5,431
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 5,001
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of New York Mellon, VR, 4.414%, 7/24/26 (3) 6,645 6,555
Bank of New York Mellon, VR, 4.947%, 4/26/27 (3) 6,805 6,758
Bank of New York Mellon, VR, 5.148%, 5/22/26 (3) 4,875 4,858
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 9,438
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,910
Barclays, VR, 5.304%, 8/9/26 (3) 4,510 4,484
Barclays, VR, 5.674%, 3/12/28 (3) 2,625 2,621
Barclays, VR, 7.325%, 11/2/26 (3) 4,915 5,000
BPCE, 4.50%, 3/15/25 (1) 9,765 9,638
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 6,860 6,958
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 6,125 6,228
Capital One Financial, VR, 2.636%, 3/3/26 (3) 7,645 7,450
Capital One Financial, VR, 4.985%, 7/24/26 (3) 5,995 5,935
Capital One Financial, VR, 5.70%, 2/1/30 (3)(4) 3,105 3,093
Capital One Financial, VR, 6.312%, 6/8/29 (3) 3,000 3,048
Capital One Financial, VR, 7.149%, 10/29/27 (3) 2,860 2,955
Citigroup, 4.40%, 6/10/25  4,390 4,335
Citigroup, VR, 3.106%, 4/8/26 (3) 4,035 3,945
Citigroup, VR, 5.174%, 2/13/30 (3) 4,635 4,587
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,618
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 4,760 4,752
Danske Bank, VR, 6.259%, 9/22/26 (1)(3) 3,080 3,101
Discover Bank, 2.45%, 9/12/24  1,390 1,377
Discover Financial Services, 3.95%, 11/6/24  2,715 2,692
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3) 2,490 2,543
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 13,720 13,679
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,295
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,916
Goldman Sachs Group, FRN, SOFR + 0.486%, 5.843%, 10/21/24  4,580 4,580
Goldman Sachs Group, VR, 4.482%, 8/23/28 (3) 4,835 4,706
Goldman Sachs Group, VR, SOFR + 0.505%, 5.856%, 9/10/24  4,990 4,984
HSBC Holdings, VR, 1.645%, 4/18/26 (3) 12,655 12,184
HSBC Holdings, VR, 5.597%, 5/17/28 (3)(4) 6,410 6,431
Huntington National Bank, VR, 5.699%, 11/18/25 (3)(4) 3,105 3,094
JPMorgan Chase, FRN, SOFR + 0.885%, 6.242%, 4/22/27  5,480 5,500
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 8,300 8,300
JPMorgan Chase, VR, 2.083%, 4/22/26 (3) 13,190 12,783
JPMorgan Chase, VR, 4.08%, 4/26/26 (3) 7,690 7,579
JPMorgan Chase, VR, 5.04%, 1/23/28 (3) 4,620 4,559
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,708
Lloyds Banking Group, VR, 5.462%, 1/5/28 (3) 4,660 4,628
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (3) 9,285 9,204
Morgan Stanley, VR, 1.164%, 10/21/25 (3) 6,525 6,412
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 2.63%, 2/18/26 (3) 7,180 7,025
Morgan Stanley, VR, 6.138%, 10/16/26 (3) 6,730 6,767
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,665
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,962
NatWest Markets, 3.479%, 3/22/25 (1)(4) 3,600 3,541
Northern Trust, 3.95%, 10/30/25  4,035 3,951
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 7,035 6,951
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3) 1,945 1,932
PNC Financial Services Group, VR, 5.671%, 10/28/25 (3) 9,110 9,088
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3) 2,525 2,529
Royal Bank of Canada, 4.875%, 1/19/27  10,690 10,608
Santander Holdings USA, VR, 2.49%, 1/6/28 (3) 5,540 5,051
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 980 984
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,106
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 11,970 11,813
Standard Chartered, 4.30%, 2/19/27 (1)(4) 2,937 2,834
Standard Chartered, VR, 1.822%, 11/23/25 (1)(3) 3,965 3,888
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)(4) 4,780 4,765
State Street, 5.272%, 8/3/26  7,550 7,547
State Street, VR, 4.857%, 1/26/26 (3) 3,080 3,062
State Street, VR, 5.104%, 5/18/26 (3)(4) 4,620 4,598
Synchrony Financial, 4.25%, 8/15/24  16,585 16,502
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,578
Toronto-Dominion Bank, 5.532%, 7/17/26  11,650 11,686
Truist Financial, FRN, SOFR + 0.40%, 5.751%, 6/9/25  6,125 6,125
U.S. Bancorp, VR, 4.548%, 7/22/28 (3) 9,510 9,246
U.S. Bancorp, VR, 5.727%, 10/21/26 (3) 4,020 4,027
UBS Group, VR, 1.494%, 8/10/27 (1)(3) 3,200 2,926
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 2,465 2,435
UBS Group, VR, 4.49%, 8/5/25 (1)(3)(4) 6,380 6,349
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 6,100 6,202
Wells Fargo, VR, 2.188%, 4/30/26 (3) 5,935 5,752
Wells Fargo, VR, 3.908%, 4/25/26 (3) 7,870 7,744
Wells Fargo, VR, 4.54%, 8/15/26 (3) 7,470 7,377
533,602
Brokerage Asset Managers Exchanges  0.4%
Charles Schwab, 2.45%, 3/3/27  11,128 10,344
Charles Schwab, 3.20%, 3/2/27  3,330 3,158
LPL Holdings, 5.70%, 5/20/27  3,365 3,375
LPL Holdings, 6.75%, 11/17/28  2,275 2,374
Nasdaq, 5.65%, 6/28/25  1,155 1,155
20,406
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies  1.3%
AerCap Ireland Capital, 1.65%, 10/29/24  4,392 4,321
AerCap Ireland Capital, 6.10%, 1/15/27  3,965 4,022
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,457
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,626
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,012
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,226
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,774
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,233
GATX, 3.25%, 3/30/25  6,715 6,554
GATX, 3.25%, 9/15/26  3,544 3,368
GATX, 3.85%, 3/30/27  1,932 1,850
GATX, 5.40%, 3/15/27  4,745 4,735
61,178
Financial Other  0.3%
LeasePlan, 2.875%, 10/24/24 (1) 11,692 11,563
11,563
Insurance  2.8%
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 12,227
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,761
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,546
CNO Global Funding, 1.65%, 1/6/25 (1) 8,042 7,831
CNO Global Funding, 1.75%, 10/7/26 (1) 10,016 9,131
Corebridge Financial, 3.50%, 4/4/25  5,855 5,745
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,280
Elevance Health, 5.35%, 10/15/25  2,325 2,321
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 490 456
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,945
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 1,907
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,490
First American Financial, 4.60%, 11/15/24  2,840 2,820
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,182
Humana, 1.35%, 2/3/27  3,515 3,168
Humana, 3.85%, 10/1/24  6,064 6,018
Humana, 4.50%, 4/1/25  4,125 4,093
Humana, 5.75%, 3/1/28  2,290 2,319
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 8,057
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,523
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,794
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,383
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,683
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,872
129,552
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts  0.2%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,973
Kilroy Realty, 4.375%, 10/1/25  2,355 2,302
Realty Income, 5.05%, 1/13/26  1,780 1,768
Simon Property Group, 2.00%, 9/13/24  3,350 3,317
9,360
Total Financial Institutions 765,661
INDUSTRIAL  24.4%
Basic Industry  1.1%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,208
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,338
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,346
LYB International Finance III, 1.25%, 10/1/25  5,631 5,306
Newmont, 5.30%, 3/15/26 (1) 2,930 2,916
Nucor, 3.95%, 5/23/25  3,585 3,531
Nutrien, 4.90%, 3/27/28 (4) 2,955 2,923
POSCO, 4.375%, 8/4/25  7,200 7,092
POSCO, 5.625%, 1/17/26 (1) 6,020 6,022
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,936
Steel Dynamics, 2.80%, 12/15/24  5,070 4,988
Westlake, 0.875%, 8/15/24  5,460 5,399
54,005
Capital Goods  1.6%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,264
Amphenol, 2.05%, 3/1/25  6,720 6,542
Amphenol, 4.75%, 3/30/26  9,211 9,111
Amphenol, 5.05%, 4/5/27  2,475 2,469
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,420
Boeing, 6.259%, 5/1/27 (1) 5,735 5,769
Carrier Global, 2.242%, 2/15/25  1,909 1,860
Carrier Global, 5.80%, 11/30/25  3,640 3,659
Mohawk Industries, 5.85%, 9/18/28  3,565 3,621
Otis Worldwide, 2.056%, 4/5/25  7,965 7,732
Owens Corning, 3.40%, 8/15/26  795 759
Owens Corning, 5.50%, 6/15/27  4,210 4,223
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,482
Regal Rexnord, 6.05%, 2/15/26  4,655 4,664
Republic Services, 0.875%, 11/15/25  1,566 1,467
74,042
Communications  4.6%
American Tower, 1.60%, 4/15/26  11,099 10,336
American Tower, 2.40%, 3/15/25  4,733 4,614
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
American Tower, 3.55%, 7/15/27  4,480 4,245
AT&T, 4.10%, 2/15/28  2,395 2,306
Charter Communications Operating, 4.908%, 7/23/25  6,322 6,254
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,014
Cox Communications, 3.15%, 8/15/24 (1) 13,268 13,191
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,429
Crown Castle, 1.05%, 7/15/26  9,140 8,363
Crown Castle, 2.90%, 3/15/27  7,465 6,976
Crown Castle, 4.45%, 2/15/26  4,475 4,393
Crown Castle, 5.00%, 1/11/28  2,340 2,303
Crown Castle, 5.60%, 6/1/29  3,540 3,560
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 1,965
KT, 4.00%, 8/8/25 (1) 8,770 8,624
NTT Finance, 4.239%, 7/25/25 (1) 1,630 1,608
Rogers Communications, 2.95%, 3/15/25  10,585 10,334
Rogers Communications, 3.20%, 3/15/27  9,100 8,598
Rogers Communications, 5.00%, 2/15/29  7,010 6,883
SBA Tower Trust, 1.631%, 11/15/26 (1)(4) 4,260 3,826
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,322
SBA Tower Trust, 2.836%, 1/15/25 (1) 9,510 9,314
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,709
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 2,540 2,521
T-Mobile USA, 2.625%, 4/15/26  2,755 2,615
T-Mobile USA, 3.50%, 4/15/25  7,685 7,540
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,080
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 5,922
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 8,980
Verizon Communications, 0.85%, 11/20/25  11,600 10,860
Verizon Communications, 1.45%, 3/20/26  9,810 9,165
Verizon Communications, 2.625%, 8/15/26  11,075 10,473
Warnermedia Holdings, 3.755%, 3/15/27  20,340 19,271
Warnermedia Holdings, 6.412%, 3/15/26  3,375 3,376
216,970
Consumer Cyclical  4.5%
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,557
AutoZone, 6.25%, 11/1/28  4,435 4,596
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,596
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,198
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,154
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,732
Dollar General, 4.625%, 11/1/27  6,000 5,858
Dollar General, 5.20%, 7/5/28 (4) 4,099 4,076
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,136
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,812
General Motors Financial, 2.90%, 2/26/25  13,795 13,488
General Motors Financial, 5.40%, 4/6/26  3,685 3,668
General Motors Financial, 5.40%, 5/8/27  2,895 2,885
General Motors Financial, 5.55%, 7/15/29  2,240 2,231
Genuine Parts, 1.75%, 2/1/25  2,980 2,899
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,786
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,711
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,426
Hyundai Capital America, 5.50%, 3/30/26 (1)(4) 3,270 3,264
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,306
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,119
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,710
Lowe's, 3.35%, 4/1/27  2,275 2,167
Lowe's, 4.80%, 4/1/26  4,745 4,707
Marriott International, 3.75%, 3/15/25  1,345 1,323
Marriott International, 5.45%, 9/15/26  2,225 2,230
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,381
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 4,980
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,327
O'Reilly Automotive, 5.75%, 11/20/26  4,570 4,611
PACCAR Financial, 4.60%, 1/31/29 (4) 12,655 12,466
Ross Stores, 0.875%, 4/15/26  6,748 6,213
Ross Stores, 4.60%, 4/15/25  15,624 15,463
Starbucks, 4.75%, 2/15/26  5,815 5,761
Tapestry, 7.00%, 11/27/26  1,130 1,158
Tapestry, 7.05%, 11/27/25  940 955
VF, 2.40%, 4/23/25  10,443 10,097
VF, 2.80%, 4/23/27 (4) 5,330 4,836
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,096
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 3,870 3,875
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,556
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,571
208,981
Consumer Non-Cyclical  6.5%
AbbVie, 2.60%, 11/21/24  20,860 20,565
AbbVie, 2.95%, 11/21/26  14,705 13,958
AbbVie, 4.80%, 3/15/27  4,845 4,813
Astrazeneca Finance, 1.20%, 5/28/26  12,035 11,134
BAT International Finance, 1.668%, 3/25/26  7,140 6,657
BAT International Finance, 4.448%, 3/16/28  13,155 12,697
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,134
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 9,874
Bristol-Myers Squibb, 4.90%, 2/22/27  3,610 3,598
Bristol-Myers Squibb, 4.90%, 2/22/29  4,095 4,067
Bristol-Myers Squibb, 4.95%, 2/20/26  2,700 2,683
Brunswick, 0.85%, 8/18/24  10,060 9,941
Campbell Soup, 5.20%, 3/19/27  3,690 3,686
Cardinal Health, 3.079%, 6/15/24  5,115 5,108
Cardinal Health, 3.50%, 11/15/24  6,185 6,115
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 994
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,474
CVS Health, 1.30%, 8/21/27  11,154 9,808
CVS Health, 2.875%, 6/1/26  3,470 3,302
CVS Health, 3.00%, 8/15/26  2,945 2,799
CVS Health, 5.00%, 2/20/26  6,970 6,907
Hasbro, 3.00%, 11/19/24  13,727 13,518
HCA, 3.125%, 3/15/27  7,560 7,118
HCA, 5.375%, 2/1/25  4,260 4,239
HCA, 5.875%, 2/15/26  5,890 5,897
Icon Investments Six, 5.809%, 5/8/27  4,760 4,796
Imperial Brands Finance, 3.125%, 7/26/24 (1) 13,435 13,368
Imperial Brands Finance, 4.25%, 7/21/25 (1) 9,831 9,652
IQVIA, 6.25%, 2/1/29  3,065 3,130
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,362
Mars, 4.55%, 4/20/28 (1) 9,340 9,158
Mattel, 3.375%, 4/1/26 (1) 5,109 4,873
Mattel, 5.875%, 12/15/27 (1) 5,750 5,707
Mondelez International, 2.625%, 3/17/27  5,415 5,062
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,879
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,457
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,988 5,906
Pfizer Investment Enterprises, 4.45%, 5/19/28  4,780 4,679
Philip Morris International, 4.875%, 2/13/26  5,920 5,877
Solventum, 5.45%, 2/25/27 (1) 8,885 8,863
Utah Acquisition Sub, 3.95%, 6/15/26  11,199 10,810
Viatris, 1.65%, 6/22/25  12,497 11,959
Viatris, 2.30%, 6/22/27  5,092 4,617
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,101
Zoetis, 5.40%, 11/14/25  6,720 6,713
306,055
Energy  2.4%
Aker BP, 2.00%, 7/15/26 (1) 1,994 1,853
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,950
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,068
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DCP Midstream Operating, 5.375%, 7/15/25  7,981 7,951
Diamondback Energy, 5.20%, 4/18/27  3,245 3,240
Enbridge, 2.50%, 1/15/25  9,500 9,319
Enbridge, 2.50%, 2/14/25  4,350 4,252
Enbridge, 5.90%, 11/15/26 (4) 2,765 2,792
Enbridge, 6.00%, 11/15/28  2,270 2,329
Energy Transfer, 2.90%, 5/15/25  1,860 1,809
Energy Transfer, 6.05%, 12/1/26  10,455 10,613
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 2,980
ONEOK, 5.55%, 11/1/26  4,840 4,853
Ovintiv, 5.65%, 5/15/25  5,605 5,601
Pioneer Natural Resources, 5.10%, 3/29/26  6,135 6,108
Sabine Pass Liquefaction, 5.625%, 3/1/25  8,540 8,519
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(5) 6,200 5,968
TransCanada PipeLines, 6.203%, 3/9/26  11,255 11,196
Williams, 5.40%, 3/2/26  11,725 11,752
113,153
Technology  2.2%
Atlassian, 5.25%, 5/15/29  2,605 2,595
CDW, 5.50%, 12/1/24  2,690 2,680
Fiserv, 2.75%, 7/1/24  13,355 13,323
Fiserv, 5.15%, 3/15/27  5,895 5,877
Fortinet, 1.00%, 3/15/26  5,710 5,262
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,052
Microchip Technology, 0.983%, 9/1/24  8,380 8,278
Micron Technology, 4.185%, 2/15/27  1,110 1,077
Micron Technology, 4.975%, 2/6/26  1,110 1,100
Micron Technology, 5.375%, 4/15/28  6,955 6,962
Moody's, 3.75%, 3/24/25  6,475 6,383
NXP, 2.70%, 5/1/25  5,910 5,756
NXP, 3.15%, 5/1/27  490 462
NXP, 3.875%, 6/18/26  4,219 4,099
NXP, 4.40%, 6/1/27  1,040 1,012
Qorvo, 1.75%, 12/15/24  3,710 3,622
S&P Global, 2.45%, 3/1/27  14,680 13,669
Western Union, 2.85%, 1/10/25  16,803 16,494
Workday, 3.50%, 4/1/27  3,450 3,293
103,996
Transportation  1.5%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,610 2,516
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 10,328
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,256
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,310
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,714
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,433
HPHT Finance, 1.50%, 9/17/26  6,650 6,073
HPHT Finance, 2.875%, 11/5/24  9,234 9,124
Penske Truck Leasing, 3.45%, 7/1/24 (1) 4,905 4,894
Penske Truck Leasing, 5.35%, 1/12/27 (1) 2,375 2,365
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,040 12,086
68,099
Total Industrial 1,145,301
UTILITY  3.3%
Electric  2.6%
AES, 3.30%, 7/15/25 (1) 5,425 5,281
American Electric Power, 5.20%, 1/15/29  8,040 7,975
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,945
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,123
Duke Energy, 4.85%, 1/5/27  12,000 11,889
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 8,829
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 12,235
Enel Finance International, 6.80%, 10/14/25 (1) 1,400 1,419
Exelon, 5.15%, 3/15/29  2,470 2,454
FirstEnergy, Series B, 4.15%, 7/15/27  4,905 4,675
Georgia Power, 5.004%, 2/23/27 (4) 2,160 2,156
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,369
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,887
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,176
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,180
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,466
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,005
PacifiCorp, 5.10%, 2/15/29  2,920 2,897
Southern, STEP, 4.475%, 8/1/24  14,724 14,693
Vistra Operations, 5.125%, 5/13/25 (1) 3,074 3,059
121,713
Natural Gas  0.7%
APA Infrastructure, 4.20%, 3/23/25 (1)(4) 16,219 16,026
Engie, 5.25%, 4/10/29 (1) 2,330 2,315
NiSource, 5.25%, 3/30/28  1,560 1,554
Sempra, 3.30%, 4/1/25  5,035 4,935
Sempra, 5.40%, 8/1/26  2,840 2,832
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  5,420 5,098
32,760
Total Utility 154,473
Total Corporate Bonds
(Cost $2,097,546) 2,065,435
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.3%
Government Sponsored  0.3%
MEGlobal, 4.25%, 11/3/26  12,000 11,535
11,535
Owned No Guarantee  2.0%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,495
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,721
DAE Funding, 1.55%, 8/1/24 (1) 4,225 4,189
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,393
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 11,923
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,138
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,948
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,388
NBN, 1.45%, 5/5/26 (1) 15,195 14,115
QNB Finance, 2.625%, 5/12/25  11,965 11,609
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,062
93,981
Total Foreign Government Obligations & Municipalities
(Cost $108,638) 105,516
MUNICIPAL SECURITIES  0.1%
California  0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,815
Total Municipal Securities
(Cost $5,815) 5,815
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.3%
Collateralized Mortgage Obligations  3.4%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 3,674 3,086
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,580 2,957
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,034 858
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 2,928 2,366
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 4,749 4,070
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 2,153 1,846
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 3,446 3,104
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 3,994 3,195
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 3,878 3,211
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 321 304
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 2,327 1,899
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.638%, 1/25/30  9 9
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.288%, 10/25/30  1,497 1,500
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.288%, 10/25/30  92 92
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 815 756
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 1,531 1,320
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 431 405
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,106 1,699
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,143 1,718
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 1,515 1,427
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.869%, 5/25/47 (1) 262 251
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 400 349
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 332 305
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,413
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 3,769
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.802%, 7/25/44 (1) 69 68
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 3,313 2,714
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 9,087 8,840
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 0.944%, 6.00%, 8/25/50 (1) 635 600
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,044 902
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 1,168 1,092
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 1,535 1,313
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 1,537 1,563
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 10,160 8,759
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 6.033%, 6/25/59 (1) 203 199
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.339%, 10/25/59 (1) 895 890
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 2,252 1,961
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.389%, 2/25/60 (1) 324 310
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 2,539 2,110
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 383 318
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,206 1,887
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 605 523
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 2,762 2,333
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63 (1) 365 368
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 391 396
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 5,277 4,527
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 302 275
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 792 720
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 48 46
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 1,318 1,156
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,085 2,011
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 2,479 2,314
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,783 1,612
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 8,012 6,726
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.974%, 1/25/34 (1) 2,069 2,082
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.28%, 6/25/42 (1) 5,999 6,184
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.174%, 11/25/43 (1) 1,965 1,990
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.574%, 3/25/44 (1) 8,608 8,610
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,043 1,749
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 643 631
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 886 828
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.977%, 3/25/60 (1) 2 2
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 1,507 1,313
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 891 776
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,048 1,778
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 2,839 2,341
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 582 535
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 2,212 1,954
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 7,958 7,045
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67 (1) 4,567 4,479
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 2,817 2,829
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP
7.272%, 10/25/68 (1) 5,503 5,569
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 1,202 1,201
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 4,050 4,103
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 590 544
160,985
Commercial Mortgage-Backed Securities  3.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.581%, 4/15/34 (1) 2,610 2,366
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  542 504
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.23%, 6/15/38 (1) 4,285 4,063
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  2,078 2,073
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.771%, 10/15/34 (1) 5,070 5,068
BFLD
Series 2019-DPLO, Class D, ARM
1M TSFR + 1.954%, 7.271%, 10/15/34 (1) 1,900 1,899
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  2,414 2,400
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.581%, 9/15/38 (1) 6,525 6,427
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.331%, 8/15/38 (1) 5,464 4,156
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 6,245 6,253
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 7.191%, 5/15/41 (1) 6,135 6,135
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.077%, 10/15/36 (1) 4,830 4,759
BX Trust
Series 2021-VIEW, Class A, ARM
1M TSFR + 1.394%, 6.711%, 6/15/36 (1) 3,785 3,674
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.334%, 11/15/37 (1) 2,580 2,576
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
3.93%, 2/10/47  3,445 3,324
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,220
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.641%, 8/10/47 (1) 2,995 2,678
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 509 469
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 2,419 2,160
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,055 2,877
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1
4.60%, 6/25/30  3,938 3,894
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 3,575 3,503
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.031%, 5/15/26 (1) 5,705 4,548
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 7.241%, 5/15/37 (1) 5,885 5,883
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.531%, 9/15/29 (1) 3,975 3,340
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.451%, 10/15/33 (1) 8,240 7,666
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.851%, 10/15/33 (1) 6,310 5,557
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.184%, 8/15/38 (1) 8,406 8,172
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 4,495
MARQ Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 7.41%, 6/15/29 (1) 6,490 6,474
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 6,250 6,250
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.532%, 4/15/38 (1) 9,265 9,208
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 8,381
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.231%, 12/15/36 (1) 4,445 1,358
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.381%, 3/15/36 (1) 11,219 10,732
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.531%, 3/15/36 (1) 6,005 5,684
RLGH Trust
Series 2021-TROT, Class A, ARM
1M TSFR + 0.914%, 6.231%, 4/15/36 (1) 5,580 5,519
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 7.041%, 5/15/39 (1) 4,880 4,878
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  872 855
177,478
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 4,562 4,517
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 503 494
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 537 522
5,533
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $374,872) 343,996
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  4.5%
U.S. Government Agency Obligations  3.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,518 3,164
5.00%, 7/1/25  — —
5.50%, 10/1/38  18 18
6.00%, 9/1/34 - 9/1/35  310 317
7.00%, 3/1/39  504 518
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.50%, 6/1/38  430 444
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.344%, 10/1/33  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  74 74
RFUCCT1Y + 1.625%, 5.703%, 6/1/38  17 17
RFUCCT1Y + 1.625%, 5.873%, 6/1/38  114 114
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  5 5
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  43 44
RFUCCT1Y + 1.733%, 5.953%, 10/1/36  78 79
RFUCCT1Y + 1.733%, 6.108%, 2/1/37  20 20
RFUCCT1Y + 1.741%, 5.977%, 5/1/38  58 58
RFUCCT1Y + 1.775%, 6.791%, 5/1/37  25 25
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  34 34
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  19 19
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  51 52
RFUCCT1Y + 1.961%, 6.461%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  30 30
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  120 121
RFUCCT1Y + 2.22%, 6.558%, 2/1/37  30 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  4,891 4,174
2.50%, 1/1/52  8,066 6,591
3.00%, 11/1/34 - 6/1/52  10,597 8,978
4.00%, 12/1/49 - 2/1/50  1,945 1,796
4.50%, 5/1/50  728 688
5.00%, 12/1/41  1,531 1,507
5.50%, 8/1/53  7,193 7,090
6.00%, 2/1/53  2,679 2,716
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.466%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  21 21
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  23 23
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  52 52
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.046%, 2/1/33  2 2
RFUCCT1Y + 1.674%, 6.084%, 7/1/34  3 3
RFUCCT1Y + 1.69%, 5.44%, 5/1/38  54 54
RFUCCT1Y + 1.715%, 5.965%, 10/1/32 - 12/1/32  33 33
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  11 11
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  27 27
RFUCCT1Y + 1.83%, 6.08%, 8/1/38  3 3
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.83%, 7.081%, 4/1/38  62 61
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  69 71
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  19 18
RFUCCT1Y + 1.905%, 7.195%, 5/1/38  69 69
RFUCCT6M + 1.37%, 5.844%, 10/1/33  189 190
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,422 1,888
2.50%, 1/1/52 - 1/1/54  12,205 9,926
3.00%, 9/1/28 - 2/1/35  4,490 4,225
3.50%, 12/1/45 - 1/1/52  11,036 9,803
4.00%, 1/1/47 - 9/1/52  16,965 15,458
4.50%, 5/1/41 - 1/1/50  10,374 9,917
5.00%, 6/1/24 - 8/1/52  5,123 5,029
5.50%, 10/1/24 - 3/1/54  16,307 16,170
6.00%, 3/1/34 - 8/1/53  33,782 34,149
6.50%, 7/1/32 - 1/1/54  12,882 13,155
UMBS, TBA, 6.00%, 6/1/54 (6) 6,010 6,018
165,117
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  511 410
3.00%, 9/20/47  6,352 5,560
3.50%, 8/20/44 - 7/20/52  12,961 11,602
4.00%, 9/20/45 - 10/20/52  4,662 4,321
5.00%, 12/20/34 - 5/20/48  5,587 5,526
5.50%, 9/15/45 - 2/20/49  2,349 2,387
6.00%, 7/15/36  1,099 1,136
Government National Mortgage Assn., TBA (6)
5.00%, 6/20/54  3,340 3,241
5.50%, 6/20/54  6,675 6,621
6.50%, 6/20/54  5,515 5,598
46,402
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $223,953) 211,519
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  20.9%
U.S. Treasury Obligations  20.9%
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  46,412 46,905
U.S. Treasury Notes, 4.25%, 1/31/26 (7) 8,915 8,812
U.S. Treasury Notes, 4.50%, 3/31/26  234,980 233,291
U.S. Treasury Notes, 4.625%, 2/28/26  233,405 232,165
T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.875%, 4/30/26  234,095 234,022
U.S. Treasury Notes, 4.875%, 5/31/26  225,495 225,530
U.S. Treasury Notes, 5.00%, 10/31/25 (7) 170 170
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $982,720) 980,895
SHORT-TERM INVESTMENTS  3.1%
Commercial Paper  1.7%
4(2)  1.7%(8)
Crown Castle, 5.88%, 7/9/24  13,230 13,146
International Flavors & Fragrances, 6.077%, 6/24/24  13,235 13,186
Ovintiv Canada, 6.108%, 6/20/24  14,420 14,372
Targa Resources, 6.031%, 6/24/24  13,230 13,178
VF, 6.456%, 7/23/24  12,175 12,077
Walgreens Boots Alliance, 6.442%, 7/10/24  13,235 13,141
79,100
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 66,404 66,404
66,404
Total Short-Term Investments
(Cost $145,502) 145,504
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 17,385 17,385
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 17,385
Total Securities Lending Collateral
(Cost $17,385) 17,385
T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 5-Year Notes Futures, Call, 6/21/24 @
$107.50 (11) 2,460 260,260 135
Total Options Purchased (Cost $503) 135
Total Investments in Securities
101.4% of Net Assets
(Cost $4,838,360) $ 4,752,189
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,652,783 and represents 35.3% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,478 and represents 0.5% of net assets.
(7) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $79,100 and represents 1.7% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 4,857 (34) (17) (17)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (96) (49) (47)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (49) (24) (25)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,815 (98) (49) (49)
Total Bilateral Credit Default Swaps, Protection
Bought (139) (138)
Total Bilateral Swaps (139) (138)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 47,150 1,153 933 220
Total Centrally Cleared Credit Default Swaps,
Protection Sold 220
Total Centrally Cleared Swaps 220
Net payments (receipts) of variation margin to date (202)
Variation margin receivable (payable) on centrally cleared swaps $ 18
** Includes interest purchased or sold but not yet collected of $38.
T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 889 U.S. Treasury Notes five year contracts 9/24 (94,053) $ (194)
Short, 833 U.S. Treasury Notes ten year contracts 9/24 (90,628) 141
Long, 6,507 U.S. Treasury Notes two year
contracts 9/24 1,325,496 550
Short, 122 Ultra U.S. Treasury Bonds contracts 9/24 (14,937) 183
Short, 760 Ultra U.S. Treasury Notes ten year
contracts 9/24 (85,144) 296
Net payments (receipts) of variation margin to date (853)
Variation margin receivable (payable) on open futures contracts $ 123
T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 3,775++
Totals $ —# $ — $ 3,775+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 48,178  ¤  ¤ $ 83,789
Total $ 83,789^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,775 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,789.
T. ROWE PRICE Short-Term Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,838,360) $ 4,752,189
Receivable for investment securities sold 226,282
Interest receivable 31,278
Receivable for shares sold 1,750
Variation margin receivable on futures contracts 123
Variation margin receivable on centrally cleared swaps 18
Cash 5
Foreign currency (cost $1) 1
Other assets 65
Total assets 5,011,711
Liabilities
Payable for investment securities purchased 301,068
Obligation to return securities lending collateral 17,385
Payable for shares redeemed 3,317
Investment management fees payable 1,172
Due to affiliates 285
Bilateral swap premiums received 139
Unrealized loss on bilateral swaps 138
Payable to directors 3
Other liabilities 1,279
Total liabilities 324,786
NET ASSETS $ 4,686,925
T. ROWE PRICE Short-Term Bond Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (292,643)
Paid-in capital applicable to 1,030,792,881 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,979,568
NET ASSETS $ 4,686,925
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,328,740; Shares outstanding:
292,390,661) $ 4.54
Advisor Class
(Net assets: $6,947; Shares outstanding: 1,525,890) $ 4.55
I Class
(Net assets: $3,040,915; Shares outstanding:
668,580,476) $ 4.55
Z Class
(Net assets: $310,323; Shares outstanding: 68,295,854) $ 4.54
T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 185,517
Dividend 3,775
Securities lending 152
Other 4
Total income 189,448
Expenses
Investment management 13,643
Shareholder servicing
Investor Class $ 2,165
Advisor Class 17
I Class 847 3,029
Rule 12b-1 fees
Advisor Class 18
Prospectus and shareholder reports
Investor Class 99
Advisor Class 1
I Class 73
Z Class 1 174
Custody and accounting 309
Registration 109
Proxy and annual meeting 40
Legal and audit 39
Directors 16
Miscellaneous 48
Waived / paid by Price Associates (764)
Total expenses 16,661
Net investment income 172,787
T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (53,747)
Futures (18,751)
Swaps (2,503)
Options written (1)
Foreign currency transactions 1
Net realized loss (75,001)
Change in net unrealized gain / loss
Securities 111,115
Futures 3,661
Swaps 947
Change in net unrealized gain / loss 115,723
Net realized and unrealized gain / loss 40,722
INCREASE IN NET ASSETS FROM OPERATIONS $ 213,509
T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 172,787 $ 128,326
Net realized loss (75,001) (78,497)
Change in net unrealized gain / loss 115,723 (42,568)
Increase in net assets from operations 213,509 7,261
Distributions to shareholders
Net earnings
Investor Class (51,138) (41,361)
Advisor Class (250) (190)
I Class (110,595) (81,683)
Z Class (10,408) (4,904)
Decrease in net assets from distributions (172,391) (128,138)
Capital share transactions
*
Shares sold
Investor Class 183,004 277,677
Advisor Class 1,489 2,405
I Class 704,850 900,781
Z Class 154,464 2,091
Distributions reinvested
Investor Class 41,217 33,719
Advisor Class 245 181
I Class 100,077 72,329
Z Class 10,489 4,904
Shares redeemed
Investor Class (431,561) (600,705)
Advisor Class (2,902) (4,005)
I Class (760,716) (1,112,049)
Z Class (8,206) (53,153)
Decrease in net assets from capital share
transactions (7,550) (475,825)
T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 33,568 (596,702)
Beginning of period 4,653,357 5,250,059
End of period $ 4,686,925 $ 4,653,357
*Share information (000s)
Shares sold
Investor Class 40,481 61,517
Advisor Class 329 531
I Class 155,625 199,592
Z Class 34,459 462
Distributions reinvested
Investor Class 9,118 7,480
Advisor Class 54 40
I Class 22,109 16,032
Z Class 2,317 1,088
Shares redeemed
Investor Class (95,550) (133,141)
Advisor Class (641) (888)
I Class (168,366) (246,229)
Z Class (1,814) (11,819)
Decrease in shares outstanding (1,879) (105,335)
T. ROWE PRICE Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term Bond Fund (Investor Class), the
Short-Term Bond Fund–Advisor Class (Advisor Class), the Short-Term Bond
Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses
T. ROWE PRICE Short-Term Bond Fund

are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share
T. ROWE PRICE Short-Term Bond Fund

may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
T. ROWE PRICE Short-Term Bond Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,523,730 $ — $ 2,523,730
Corporate Bonds — 2,059,467 5,968 2,065,435
Short-Term Investments 66,404 79,100 — 145,504
Securities Lending Collateral 17,385 — — 17,385
Options Purchased 135 — — 135
Total Securities 83,924 4,662,297 5,968 4,752,189
Swaps* — 220 — 220
Futures Contracts* 1,170 — — 1,170
Total $ 85,094 $ 4,662,517 $ 5,968 $ 4,753,579
Liabilities
Swaps $ — $ 277 $ — $ 277
Futures Contracts* 194 — — 194
Total $ 194 $ 277 $ — $ 471
T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 1,305
Credit derivatives Centrally Cleared Swaps 220
^
,*
Total $ 1,525
^
,*
Liabilities
Interest rate derivatives Futures $ 194
Credit derivatives Bilateral Swaps and Premiums 277
Total $ 471
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (537) $ (1) $ (18,751) $ — $ (19,289)
Credit derivatives — — — (2,503) (2,503)
Total $ (537) $ (1) $ (18,751) $ (2,503) $ (21,792)
T. ROWE PRICE Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (368) $ — $ 3,661 $ — $ 3,293
Credit derivatives — — — 947 947
Total $ (368) $ — $ 3,661 $ 947 $ 4,240
^ Options purchased are reported as securities.
T. ROWE PRICE Short-Term Bond Fund

to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $164,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of May 31, 2024, securities valued at $8,926,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
T. ROWE PRICE Short-Term Bond Fund

upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 34% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest
T. ROWE PRICE Short-Term Bond Fund

rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 6% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net
T. ROWE PRICE Short-Term Bond Fund

cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $47,150,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and
T. ROWE PRICE Short-Term Bond Fund

serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
T. ROWE PRICE Short-Term Bond Fund

MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $17,044,000; the value of cash collateral and related investments was $17,385,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,303,966,000 and $1,601,675,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities aggregated $2,883,835,000 and $2,711,674,000, respectively, for the year ended May 31, 2024.
T. ROWE PRICE Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 172,391 $ 128,138
($000s)
Cost of investments $ 4,839,359
Unrealized appreciation $ 9,280
Unrealized depreciation (95,287)
Net unrealized appreciation (depreciation) $ (86,007)
T. ROWE PRICE Short-Term Bond Fund

At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked
($000s)
Overdistributed ordinary income $ (6,629)
Net unrealized appreciation (depreciation) (86,007)
Loss carryforwards and deferrals (200,007)
Total distributable earnings (loss) $ (292,643)
T. ROWE PRICE Short-Term Bond Fund

only with approval of the fund’s Board. Prior to November 1, 2023, the
Investor Class was not subject to a contractual expense limitation. Effective
June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may
T. ROWE PRICE Short-Term Bond Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. At May 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$109,000 for Price Associates; $1,271,000 for T. Rowe Price Services, Inc.;
and $81,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 09/30/25 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(764)
T. ROWE PRICE Short-Term Bond Fund

shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2024, the fund was charged $562,000 for shareholder servicing costs related to the college savings plans, of which $403,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2024, approximately 37% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 18%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
T. ROWE PRICE Short-Term Bond Fund

NOTE 7 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other
T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to
15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10%
are unsecured. During the year ended May 31, 2024, the fund earned $4,000 in interest income related to loans made to other funds on five days in the average amount of $4,520,000 and at an average annual rate of 6.92%. At May 31,
2024, there were no loans outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
T. ROWE PRICE Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short-Term Bond Fund (one of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $169,164,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
T. ROWE PRICE Short-Term Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
T. ROWE PRICE Short-Term Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)
T. ROWE PRICE Short-Term Bond Fund

Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)
T. ROWE PRICE Short-Term Bond Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense
Group), first quintile (Advisor Class Expense Group), and third quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)
T. ROWE PRICE Short-Term Bond Fund

various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024